Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Ebp Risk And Uncertainty [Line Items]
Risks and Uncertainties
4. Risks and Uncertainties
The Plan
holds various
investment securities.
Investment securities
are exposed
to various
risks such
as
interest rate, market, liquidity and credit risks.
Due to the level of risk
associated with certain investment
securities,
it
is
at
least
reasonably
possible
that
changes
in
the
fair
values
of
investment
securities
will
occur in the near term and that such changes could materially affect participants’ account balances and the
amounts reported in the statements of net assets available for benefits.